Fair Value Measurement - Schedule of Marketable Securities by Security Type (Details) $ in Thousands	Dec. 31, 2021 USD ($) Investments	Dec. 31, 2020 USD ($)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Amortized Cost Current	$ 68,781	$ 16,400
Amortized Cost, Non-current	21,753
Gross Unrealized Gains, Current	4	0
Gross Unrealized Gains, Non-current	0
Gross Unrealized Losses, Current	(25)	0
Gross Unrealized Gains, Non-current	(98)
Fair Value, Current	68,760	16,400
Fair Value, Non-current	$ 21,655
Number Of Positions | Investments	10
Less then 12 Months, Fair Value	$ 34,371
Less then 12 Months, Unrealized Losses	(123)
Commercial Paper
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Amortized Cost Current	49,136	15,285
Gross Unrealized Gains, Current		0
Gross Unrealized Losses, Current		0
Fair Value, Current	49,136	15,285
Corporate Bond
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Amortized Cost Current	15,920	1,115
Amortized Cost, Non-current	3,588
Gross Unrealized Gains, Current	4	0
Gross Unrealized Gains, Non-current	0
Gross Unrealized Losses, Current	(17)	0
Gross Unrealized Gains, Non-current	(15)
Fair Value, Current	15,907	$ 1,115
Fair Value, Non-current	$ 3,573
Number Of Positions | Investments	5
Less then 12 Months, Fair Value	$ 12,572
Less then 12 Months, Unrealized Losses	(32)
Foreign Bonds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Amortized Cost Current	3,725
Gross Unrealized Gains, Current
Gross Unrealized Losses, Current	(8)
Fair Value, Current	$ 3,717
Number Of Positions | Investments	2
Less then 12 Months, Fair Value	$ 3,717
Less then 12 Months, Unrealized Losses	(8)
Government Bonds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Amortized Cost, Non-current	18,165
Gross Unrealized Gains, Non-current	0
Gross Unrealized Gains, Non-current	(83)
Fair Value, Non-current	$ 18,082
Number Of Positions | Investments	3
Less then 12 Months, Fair Value	$ 18,082
Less then 12 Months, Unrealized Losses	$ (83)